Intangible Assets - Details Of Intangible Assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 1,091,402	$ 738,432	₩ 996,842	₩ 849,114	₩ 785,386
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	3,023,585		2,754,459
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,895,592)		(1,721,058)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(36,591)		(36,559)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	482,707		445,093	397,527	345,449
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	482,707		445,093
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	448		509	643	723
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,419		2,292
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,971)		(1,783)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	275,691		242,091	212,627	207,708
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	965,131		859,678
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(689,440)		(617,587)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	273,553		253,156	192,373	193,182
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	1,511,286		1,388,397
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,204,181)		(1,101,688)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(33,552)		(33,553)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	52,405		47,851	42,917	37,607
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	55,444		50,857
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(3,039)		(3,006)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	6,598		8,142	₩ 3,027	₩ 717
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	6,598		8,142
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 0		₩ 0